BASIS OF CONSOLIDATION AND INVESTMENTS (Details 4) - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 17, 2021	Dec. 31, 2022
Basis Of Consolidation And Investments
Equity in the transaction			9,947,525
Number of share before initial public offering			5,430,057,060
Cost per share			R$ 1.83
Number of shares sold by CSN	377,804,907	372,749,743	377,804,907
Price per share			R$ 8.50
Net cash generated in the transaction			R$ 3,211,342
Transaction cost			(46,730)
Net cahs reveivable			3,164,612
Cost of shares			(692,115)
Net gain from the transaction			R$ 2,472,497